Note 29 Treasury shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of equity treasury stock [Line Items]
Treasury shares	€ 66,000,000	€ 34,000,000	€ 29,000,000
Number of treasury shares	6,666,856	4,386,625	5,485,414
Average purchases in euros	€ 15.77	€ 9.89	€ 7.18
Average selling price in Euros	15.20	9.89	7.14
Net gains or losses on transactions	26,000,000	10,000,000	1,000,000
Treasury shares	€ 299,000,000	€ 66,000,000	€ 34,000,000
Number of treasury shares	17,608,508	6,666,856	4,386,625
Treasury shares changes over the year [Line Items]
Number of purchases of treasury shares	€ 126,490,393	€ 154,564,499	€ 301,882,728
Purchases of treasury shares in millions of euros	1,994,000,000	1,528,000,000	2,166,000,000
Number of sales and other changes in treasury shares	(115,548,741)	(152,284,268)	(302,981,517)
Sale or issue of treasury shares	(1,761,000,000)	(1,497,000,000)	(2,161,000,000)
Millions of euros [Member]
Components of equity treasury stock [Line Items]
Average purchases in euros	0	0	0
Average selling price in Euros	0	0	0
Held by BBVA [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 7,000,000	€ 3,000,000
Number of treasury shares	410,370	0
Treasury shares	€ 152,000,000	€ 7,000,000	€ 3,000,000
Number of treasury shares	7,496,937	410,370	0
Held by Corporación General Financiera S.A. [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 59,000,000	€ 31,000,000
Number of treasury shares	6,256,486	4,354,004
Treasury shares	€ 148,000,000	€ 59,000,000	€ 31,000,000
Number of treasury shares	10,111,571	6,256,486	4,354,004
Held by other subsidiaries [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 0	€ 0
Number of treasury shares	0	32,621
Treasury shares	€ 0	€ 0	€ 0
Number of treasury shares	0	0	32,621